Expense Example (Vanguard Global ex-U.S. Real Estate Index Fund Participant:)	Vanguard Global ex-U.S. Real Estate Index Fund Vanguard Global ex-U.S. Real Estate Index Fund - Admiral Shares 11/1/2013 - 10/31/2014 USD ($)
Expense Example
1 YEAR,	76
3 YEAR,	131
5 YEAR,	191
10 YEAR,	370